EXPLORATION AND EVALUATION ASSETS - Narrative (Details) - CAD ($)		12 Months Ended
	Feb. 14, 2025	Dec. 31, 2025	Dec. 31, 2024
EXPLORATION AND EVALUATION ASSETS
Advances to Purepoint Joint Venture		$ 1,062,483	$ 0
Proportionate share of costs incurred for Purepoint Joint Venture		$ 351,033	$ 0
Shares issued for exploration and evaluation asset (in shares)		16,666
Fair value of shares issued for acquiring exploration and evaluation assets		$ 161,160
Interest in Bulyea River property		100.00%	100.00%
Cost of stake claims		$ 2,630	$ 408,449
Non-cash increase to contingent payments on acquisition of exploration and evaluation assets			278,152
Value of outstanding common shares purchased			163,887
Cost of staking property extensions			5,771
Value of shares received in exchange for interest in Purepoint Joint Venture		1,060,000
Exploration and evaluation assets derecognized on sale	$ 151,010	151,010
Disposals and impairment of assets		935,814	39,958,977
Bulyea River property
EXPLORATION AND EVALUATION ASSETS
Disposals and impairment of assets		935,814
Radio and Carlson Creek properties
EXPLORATION AND EVALUATION ASSETS
Disposals and impairment of assets			14,342,736
Radio property
EXPLORATION AND EVALUATION ASSETS
Estimated fair value			365,268
Carlson property
EXPLORATION AND EVALUATION ASSETS
Estimated fair value			335,501
Purepoint Uranium
EXPLORATION AND EVALUATION ASSETS
Advances to Purepoint Joint Venture		$ 6,362,483	6,360,000
Disposals and impairment of assets			$ 25,616,241